RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2024
RESTRICTED CASH
Schedule of restricted cash resources

	12/31/2024	12/31/2023
Current
Itaipu agreement	286,601	197,628
RGR resources	40,960	38,177
Guarantee account - compulsory loan	70,112	199,820
PROCEL	3,746	3,491
Commercialization - PROINFA	—	8,572
Loan and financing reserve - CHESF	31,968	—
Others	75,347	—
	508,734	447,688

Non-Current
Fundo de Energia do Sudeste e Centro-Oeste - FESC	1,430,650	1,245,994
Fundo de Energia do Nordeste - FEN	829,410	691,849
Loan and financing reserve - MESA	563,708	—
Loan and financing reserve - CGT Eletrosul	121,233	—
Loan and financing reserve - CHESF	95,722	—
Others	130,026	47,813
	3,170,749	1,985,656

	3,679,483	2,433,344